CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2013	16,666,666
Balance at Dec. 31, 2013	$ 167	$ 243,224	$ (70)	$ 243,321
Increase (decrease) in Shareholders' Equity [Roll Forward]
Common Shares Issued, net of issuance cost	$ 67	100,132	0	$ 100,199
Common Shares Issued, net of issuance cost (in shares)	6,764,704			6,764,704
Dividends distributed	$ 0	(24,360)	(6,861)	$ (31,221)
Net Income (Loss)	$ 0	0	6,931	6,931
Balance (in shares) at Dec. 31, 2014	23,431,370
Balance at Dec. 31, 2014	$ 234	318,996	0	319,230
Increase (decrease) in Shareholders' Equity [Roll Forward]
Issuance and listing costs	$ 0	(17)	0	(17)
Issuance and listing costs (in shares)	0
Repurchase of shares	$ 0	(5,590)	0	(5,590)
Repurchase of shares (in shares)	(870,839)
Dividends distributed	$ 0	(21,922)	0	(21,922)
Net Income (Loss)	$ 0	0	(10,844)	(10,844)
Balance (in shares) at Dec. 31, 2015	22,560,531
Balance at Dec. 31, 2015	$ 234	291,467	(10,844)	280,857
Increase (decrease) in Shareholders' Equity [Roll Forward]
Repurchase of shares	$ 0	(8,513)	0	(8,513)
Repurchase of shares (in shares)	(1,873,684)
Dividends distributed	$ 0	(5,997)	0	(5,997)
Net Income (Loss)	$ 0	0	(32,151)	(32,151)
Balance (in shares) at Dec. 31, 2016	20,686,847
Balance at Dec. 31, 2016	$ 234	$ 276,957	$ (42,995)	$ 234,196